DEFERRED TAX	12 Months Ended
Dec. 31, 2017
Disclosure of deferred taxes [text block] [Abstract]
Disclosure of deferred taxes [text block]

NOTE 36: DEFERRED TAX

The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2017 £m	2016 £m	Tax disclosure	2017 £m	2016 £m
Deferred tax assets	2,284	2,706	Deferred tax assets	4,989	5,634
Deferred tax liabilities	–	–	Deferred tax liabilities	(2,705)	(2,928)
Asset at 31 December	2,284	2,706	Asset at 31 December	2,284	2,706

The statutory position reflects the deferred tax assets and liabilities as disclosed in the consolidated balance sheet and takes account of the inability to offset assets and liabilities where there is no legally enforceable right of offset. The tax disclosure of deferred tax assets and liabilities ties to the amounts outlined in the tables below which splits the deferred tax assets and liabilities by type.

The UK corporation tax rate will reduce from 19 per cent to 17 per cent on 1 April 2020. The Group measures its deferred tax assets and liabilities at the value expected to be recoverable or payable in future periods, and re-measures them at each reporting date based on the most recent estimates of utilisation or settlement, including the impact of bank surcharge where appropriate. The deferred tax impact of this re-measurement in 2017 is a charge of £9 million in the income statement and a credit of £22 million in other comprehensive income.

Movements in deferred tax liabilities and assets (before taking into consideration the offsetting of balances within the same taxing jurisdiction) can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Pension liabilities £m	Provisions £m	Share-based payments £m	Other temporary differences £m	Total £m
At 1 January 2016	4,890	1,089	102	28	91	395	6,595
(Charge) credit to the income statement	(592)	(120)	(1,981)	12	(17)	(357)	(3,055)
(Charge) credit to other comprehensive income	–	–	2,107	–	–	–	2,107
Other (charge) credit to equity	–	–	–	–	(13)	–	(13)
At 31 December 2016	4,298	969	228	40	61	38	5,634
(Charge) credit to the income statement	(264)	(226)	(287)	(7)	7	(28)	(805)
(Charge) credit to other comprehensive income	–	–	149	25	–	–	174
Other (charge) credit to equity	–	–	–	–	(17)	–	(17)
Impact of acquisitions and disposals	–	–	–	–	–	3	3
At 31 December 2017	4,034	743	90	58	51	13	4,989

Deferred tax liabilities	Long-term assurance business £m	Acquisition fair value £m	Pension assets £m	Derivatives £m	Available-for- sale asset revaluation £m	Other temporary differences £m	Total £m
At 1 January 2016	(641)	(891)	(174)	(395)	(11)	(506)	(2,618)
(Charge) credit to the income statement	(273)	93	1,876	232	23	252	2,203
(Charge) credit to other comprehensive income	–	–	(1,787)	(466)	(246)	–	(2,499)
Exchange and other adjustments	–	–	–	(14)	–	–	(14)
At 31 December 2016	(914)	(798)	(85)	(643)	(234)	(254)	(2,928)
(Charge) credit to the income statement	115	76	199	(139)	(40)	116	327
(Charge) credit to other comprehensive income	–	–	(295)	283	67	–	55
Impact of acquisitions and disposals	–	(157)	–	–	–	(2)	(159)
At 31 December 2017	(799)	(879)	(181)	(499)	(207)	(140)	(2,705)

CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

Estimation of income taxes includes the assessment of recoverability of deferred tax assets. Deferred tax assets are only recognised to the extent they are considered more likely than not to be recoverable based on existing tax laws and forecasts of future taxable profits against which the underlying tax deductions can be utilised.

The Group has recognised a deferred tax asset of £4,034 million (2016: £4,298 million) in respect of UK trading losses carried forward. Substantially all of these losses have arisen in Bank of Scotland plc and Lloyds Bank plc, and they will be utilised as taxable profits arise in those legal entities in future periods.

The Group’s expectations as to the level of future taxable profits take into account the Group’s long-term financial and strategic plans, and anticipated future tax-adjusting items. In making this assessment, account is taken of business plans, the Board-approved operating plan and the expected future economic outlook as set out in the strategic report, as well as the risks associated with future regulatory change.

Under current law there is no expiry date for UK trading losses not yet utilised, although (since Finance Act 2016) banking losses that arose before 1 April 2015 can only be used against 25 per cent of taxable profits arising after 1 April 2016, and they cannot be used to reduce the surcharge on banking profits. This restriction in utilisation means that the value of the deferred tax asset is only expected to be fully recovered by 2034.

DEFERRED TAX NOT RECOGNISED

No deferred tax has been recognised in respect of the future tax benefit of expenses of the life assurance business carried forward. The deferred tax asset not recognised in respect of these expenses is approximately £470 million (2016: £636 million). These expenses can be carried forward indefinitely.

Deferred tax assets of approximately £76 million (2016: £92 million) have not been recognised in respect of £404 million of UK tax losses and other temporary differences which can only be used to offset future capital gains. UK capital losses can be carried forward indefinitely.

In addition, no deferred tax asset is recognised in respect of unrelieved foreign tax credits of £46 million (2016: £46 million), as there are no expected future taxable profits against which the credits can be utilised. These credits can be carried forward indefinitely.

No deferred tax has been recognised in respect of foreign trade losses where it is not more likely than not that we will be able to utilise them in future periods. Of the asset not recognised, £35 million (2016: £63 million) relates to losses that will expire if not used within 20 years, and £56 million (2016: £56 million) relates to losses with no expiry date.

As a result of parent company exemptions on dividends from subsidiaries and on capital gains on disposal there are no significant taxable temporary differences associated with investments in subsidiaries, branches, associates and joint arrangements.